                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2001
                                                      ------------------
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               (Please read instructions before preparing form.)
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If amended report check here: [ ]

Michael B. Elefante
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Name of Institutional Investment Manager

Hemenway & Barnes     60 State Street      Boston,      MA       02109
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Business Address      (Street)             (City)       (State)  (Zip)

   (617) 227-7940
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------ATTENTION-------------------------------------
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
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 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ----
of November, 2001.
   --------------

                                   Michael B. Elefante
                                   --------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   --------------------------------------------
                                   (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                              13F File No.:       Name:                      13F File No.:
1.  Timothy F. Fidgeon (17)*       28-06169            6.
-----------------------------      --------------      ----------------------      ---------------
2.  Fiduciary Trust Co.            28-471              7.
-----------------------------      --------------      ----------------------      ---------------
3.  Gannett, Welsh & Kotler        28-4145             8.
-----------------------------      --------------      ----------------------      ---------------
4.  Roy A. Hammer (14)*            28-5798             9.
-----------------------------      --------------      ----------------------      ---------------
5.  State Street Boston Corp.      28-399              10.
-----------------------------      --------------      ----------------------      ---------------

*   Refers to manager number on attached detail in Item 7.

AS OF:  SEPTEMBER 30, 2001   FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

    ITEM 1:            ITEM 2:            ITEM 3:          ITEM 4:          ITEM 5:        ITEM 6:      ITEM 7:      ITEM 8:
 NAME OF ISSUER    TITLE OF CLASS      CUSIP NUMBER      FAIR MARKET       SHARES OR     INVESTMENT    MANAGERS  VOTING AUTHORITY
                                                             VALUE         PRINCIPAL     DISCRETION              (A)    (B)    (C)
                                                                            AMOUNT      (A) (B) (C)             SOLE  SHARED  NONE
AES CORP             COMMON STOCK        00130H105          153020           11936              xx                    11936
ABBOTT LABS          COMMON STOCK        002824100          212585            4100              xx                     4100
AMERICAN HOME        COMMON STOCK        026609107          617450           10600              xx                    10600
  PRODUCTS
AMGEN INC            COMMON STOCK        031162100          448121            7625              xx                     7625
ANALOG DEVICES,      COMMON STOCK        032654105          482325           14750              xx                    14750
  INC.
AUTOMATIC DATA       COMMON STOCK        053015103          435120            9250              xx                     9250
  PROCESSING
AVERY DENNISON       COMMON STOCK        053611109          399770            8450              xx                     8450
  CORP
BP PLC ADR           COMMON STOCK        055622104          894796           18198              xx                    18198
BERKSHIRE            CLASS B             084670207          426390             183              xx                      183
  HATHAWAY INC
BRISTOL-MYERS        COMMON STOCK        110122108          616160           11090              xx                    11090
  SQUIBB CO
CISCO SYS INC        COMMON STOCK        17275R102          151726           12457              xx                    12457
COGNEX               COMMON STOCK        192422103          269775           13750              xx                    13750
CONEXANT SYSTEMS     COMMON STOCK        207142100          163062           19646              xx                    19646
  INC
DEVRY INC            COMMON STOCK        251893103          387720           10800              xx                    10800
DOW JONES & CO       COMMON STOCK        260561105         6884871          151549              xx                   151549
  INC
DOW JONES & CO       CLASS B             260561204         8063643          177496              xx                   177496
  INC                (RESTRICTED)
E I DU PONT DE       COMMON STOCK        263534109          390208           10400              xx                    10400
  NEMOURS & CO
EMC CORP             COMMON STOCK        268648102          296453           25230              xx                    25230

    ITEM 1:            ITEM 2:            ITEM 3:         ITEM 4:          ITEM 5:        ITEM 6:      ITEM 7:      ITEM 8:
 NAME OF ISSUER    TITLE OF CLASS      CUSIP NUMBER     FAIR MARKET       SHARES OR     INVESTMENT    MANAGERS  VOTING AUTHORITY
                                                           VALUE          PRINCIPAL     DISCRETION              (A)    (B)    (C)
                                                                            AMOUNT      (A) (B) (C)             SOLE  SHARED  NONE
EMERSON ELECTRIC    COMMON STOCK        291011104          364715            7750                xx                    7750
  CO
EXXON MOBIL CORP    COMMON STOCK        30231G102         1087440           27600                xx                   27600
FLEETBOSTON         COMMON STOCK        339030108          279300            7600                xx                    7600
  FINANCIAL CORP
FUEL CELL ENERGY    COMMON STOCK        35952H106          336187           22700                xx                   22700
  INC
GENERAL ELECTRIC    COMMON STOCK        369604103         2511000           67500                xx                   67500
  CO
GENERAL MILLS INC.  COMMON STOCK        370334104          227500            5000                xx                    5000
HEWLETT-PACKARD    COMMON STOCK        428236103          232725           14500                xx                   14500
  CO
INTEL CORPORATION   COMMON STOCK        458140100         1191979           58316                xx                   58316
JDS UNIPHASE CORP   COMMON STOCK        46612J101           64843           10260                xx                   10260
JEFFERSON-PILOT     COMMON STOCK        475070108          906769           20386                xx                   20386
  CORP
JOHNSON & JOHNSON   COMMON STOCK        478160104         1621004           29260                xx                   29260
KOPIN CORP          COMMON STOCK        500600101          298298           28600                xx                   28600
MERCK & CO INC      COMMON STOCK        589331107         1416915           21275                xx                   21275
MICROSOFT CORP      COMMON STOCK        594918104          626833           12250                xx                   12250
MINNESOTA MINING    COMMON STOCK        604059105          521520            5300                xx                    5300
  & MFG CO.
ORACLE CORP         COMMON STOCK        68389X105          128316           10200                xx                   10200
PFIZER INC          COMMON STOCK        717081103          358895            8950                xx                    8950

    ITEM 1:            ITEM 2:            ITEM 3:         ITEM 4:          ITEM 5:        ITEM 6:      ITEM 7:      ITEM 8:
 NAME OF ISSUER    TITLE OF CLASS      CUSIP NUMBER     FAIR MARKET       SHARES OR     INVESTMENT    MANAGERS  VOTING AUTHORITY
                                                           VALUE          PRINCIPAL     DISCRETION              (A)    (B)    (C)
                                                                            AMOUNT      (A) (B) (C)             SOLE  SHARED  NON
PROCTER & GAMBLE     COMMON STOCK        742718109          393066            5400               xx                     5400
  CO
ROCKWELL INT'L       COMMON STOCK        773903109          165150           11250               xx                    11250
  CORP (NEW)
ROCKWELL COLLINS     COMMON STOCK        774341101          192410           13550               xx                    13550
  INC.
SBC COMMUNICATIONS   COMMON STOCK        78387G103          202757            4303               xx                     4303
  INC.
SLI INC.             COMMON STOCK        78442T108           29267           11300               xx                    11300
SCHLUMBERGER         COMMON STOCK        806857108          207935            4550               xx                     4550
  LTD
SEPRACOR INC         COMMON STOCK        817315104          377848           10525               xx                    10525
TOTAL:                                                    35035867